Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands																								12 Months Ended
	Sep. 18, 2025 USD ($)	Aug. 22, 2025 MXN ($)	Aug. 14, 2025 MXN ($) $ / shares	May 30, 2025 MXN ($)	May 28, 2025 $ / shares	Apr. 24, 2025 MXN ($) $ / shares	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Mar. 21, 2025 USD ($)	Feb. 04, 2025 MXN ($)	Nov. 26, 2024 MXN ($)	Jul. 23, 2024 MXN ($)	Mar. 20, 2024 MXN ($)	Dec. 14, 2023 $ / shares	Nov. 13, 2023	Oct. 12, 2023 $ / shares	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares	Mar. 17, 2022 MXN ($)	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Feb. 20, 2015 MXN ($)	Dec. 31, 2025 MXN ($) Facility $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2021	Dec. 31, 2025 USD ($) Facility	Aug. 22, 2025 USD ($)	Feb. 04, 2025 USD ($)	Apr. 25, 2024 MXN ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																								12				12
Description of the agreement																								In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic stockholder of the Company) for its interests in GAP.
Cost of the concessions																								$ 15,938,359
Description on concessions agreement term																								On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.
Concession agreement term																								The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																								Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.
Percentage of tax to be paid															9.00%									5.00%
Percentage of common stock voting																																	85.00%
Participation percentage in stock exchanges																																	100.00%
Concession agreement period																								10 years
Long-term debt securities																													$ 85,000
Unsecured loan		$ 8,500,000
Description of derivative instruments variable interest rate basis																								variable TIIE funding rate plus 48 basis points, the principal payment will be due at maturity on August 18, 2028
Debt securities,basis points				54.00%
Fixed annual interest rate		9.02%																											9.02%
Debt instruments issued																								$ 44,403,722	$ 36,903,722	$ 31,255,588
Reserve for repurchase of shares						$ 2,500,000													$ 2,500,000					$ 2,500,000	$ 2,500,000	2,500,000					$ 2,500,000
Dividend payment per share | $ / shares			$ 8.42		$ 8.42	$ 16.84								$ 3.71		$ 3.71	$ 3.71	$ 3.71	$ 14.84
Capital distribution, per share | $ / shares						$ 16.84																		$ 16.84	$ 13.86
Cost for repairing facilities and replacing damaged equipment																												$ 20,000
Dividend payment			$ 4,254,436								$ 3,501,573	$ 3,501,573
Pay off the loan																								$ 13,982,903	$ 7,929,881	2,244,132
Line of Credit with GAP on May 30, 2025
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan				$ 3,375,000
Maturity period				5 years
Debt securities,basis points				54.00%
Fixed annual interest rate																								7.1978%				7.1978%
Debt Securities Maturity Date				May 30, 2030
Simple Loan Agreement with GAP on September 18, 2025 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan	$ 40,000
Maturity period	5 years
Debt securities,basis points	81.00%
GAP 25-2 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan		$ 4,050,000
Debt securities,basis points		48.00%																											48.00%
GAP 25-3 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan		$ 4,450,000
Banco Santander [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Pay off the loan		$ 1,500,000
BBVA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Pay off the loan				$ 875,000
Banamex [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Credit Periods	5 years
Unsecured loan	$ 40,000
Pay off the loan				$ 2,500,000
Interest SOFR Rate Plus 200 Basis Points [Member] | The Bank of Nova Scotia and The Bank of Nova Scotia Jamaica Limited [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan								$ 60,000
Debt securities,basis points								200.00%
Extension of credit facility generated fee								$ 300,000
Pay off the loan							$ 6,000
Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Capital investments										$ 0
Variable Rate Of TIIE Plus 50 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Long-term debt securities																														$ 60,000
Unsecured loan										6,000,000
GAP 24-2L [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Maturity period													7 years
Fixed annual interest rate													9.94%
Debt instruments issued													$ 1,615,132											$ 1,615,132	1,615,132
Gap 20 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan										3,000,000
Gap 21 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan										2,500,000
GAP 25 [Member] | Variable Rate Of TIIE Plus 50 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan										$ 3,000,000
Debt securities,basis points										50.00%																				50.00%
Debt Securities Maturity Date										Feb. 01, 2028
Loan Refinanced By Banco Nacional de Mexico S A [Member] | Variable SOFR Rate Plus 25 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan									$ 40,000
Maturity period									6 months
Description of derivative instruments variable interest rate basis									Interest was paid monthly at a variable rate of SOFR plus 25 basis points, without fees, with principal repayment due on September 18, 2025.
Debt securities,basis points									25.00%
Debt Securities Maturity Date									Sep. 18, 2025
GAP 15-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Maturity period																							10 years
Fixed annual interest rate																							7.08%
Debt instruments issued																							$ 1,500,000		1,500,000	1,500,000
GAP 22-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan										$ 3,000,000
Maturity period																				10 years
Description of derivative instruments fixed interest basis										will pay interest every 182 days at a fixed annual rate of 9.67%, with principal maturity on March 4, 2032
Fixed annual interest rate										9.67%										9.67%										9.67%
Debt Securities Maturity Date										Mar. 04, 2032
Debt instruments issued																				$ 3,000,000				6,000,000	3,000,000	3,000,000
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period																					25 years
Concession agreement possible extension period																					5 years
Concession agreement latest commence date																					Oct. 10, 2019
Concession agreement payable during the following 12 months																					$ 7,100
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																					2,100
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																					$ 5,000
Percentage of total aeronautical and commercial revenues obliged to pay as concession right																					62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company																						14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																																100.00%
Transaction cost																																$ 192,000
M B J Airports Limited [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																											MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003.
Percentage of stake by the company																											74.50%
Percentage of stake by non controlling owners																											25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions																								$ 16,600,878	$ 16,600,878	$ 15,938,359
Percentage of tax to be paid																								5.00%